UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 86.8%
China - 0.2%
Earthquake - 0.2%
Panda Re 2015-1
4.563%, 06/30/2018 (a)(b)(c) (Cost: $2,065,000; Acquisition Date: 06/26/2015)		$2,065,000	$2,070,790

Europe - 0.3%
Windstorm - 0.3%
Calypso Capital II Class B
3.660%, 01/08/2018 (a)(b)(c)(d) (Cost: $3,733,927; Acquisition Date: 10/07/2013)	EUR	2,750,000	3,008,717

Global - 33.4%
Earthquake - 1.0%
Acorn Re 2015-1
4.532%, 07/17/2018 (a)(b)(c)(d) (Cost: $9,750,000; Acquisition Date: 07/02/2015)		$9,750,000	10,004,963
Tramline Re II 2013-1 A
3.763%, 07/07/2017 (a)(b)(c)(d) (Cost: $1,750,000; Acquisition Date: 06/19/2013)		1,750,000	1,752,275

			11,757,238

Mortality/Longevity - 3.1%
Benu Capital Class B
3.350%, 01/08/2020 (a)(b)(c)(d) (Cost: $12,884,938; Acquisition Date: 04/21/2015)	EUR	12,000,000	13,124,413
Chesterfield 2014-1
4.500%, 12/15/2034 (c) (Cost: $19,838,644; Acquisition Date: 12/11/2014)		$19,838,644	19,910,559
Vita Capital VI
4.041%, 01/08/2021 (a)(b)(c)(d) (Cost: $3,000,000; Acquisition Date: 12/15/2015)		3,000,000	3,054,150
Vitality Re VI Class B
2.613%, 01/08/2018 (a)(b)(c) (Cost: $1,000,000; Acquisition Date: 01/21/2015)		1,000,000	998,300

			37,087,422

Multiperil - 28.3%
Atlas IX 2015-1
8.443%, 01/07/2019 (a)(b)(c)(d) (Cost: $6,984,000; Acquisition Date: 02/05/2015)		6,984,000	7,128,569
Atlas IX 2016-1
8.358%, 01/08/2020 (a)(b)(c) (Cost: $25,250,000; Acquisition Date: 12/23/2015)		25,250,000	26,791,512
Galileo Re 2015-1 Class A
14.013%, 01/08/2018 (a)(b)(c)(d) (Cost: $18,028,696; Original Acquisition Date: 01/29/2015)		17,930,000	18,350,459
Galileo Re 2016-1 Class A
13.753%, 01/08/2019 (a)(b)(c) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,953,003
Galileo Re 2016-1 Class B
9.233%, 01/08/2019 (a)(b)(c)(d) (Cost: $13,618,000; Acquisition Date: 01/20/2016)		13,618,000	13,932,576
Galileo Re 2016-1 Class C
7.233%, 01/08/2019 (a)(b)(c)(d) (Cost: $13,617,000; Acquisition Date: 01/20/2016)		13,617,000	13,810,361
Kilimanjaro Re 2014-1 Class B
5.013%, 04/30/2018 (a)(b)(c)(d) (Cost: $16,746,000; Acquisition Date: 04/17/2014)		16,746,000	16,972,071
Kilimanjaro Re 2014-2 Class C
4.263%, 11/25/2019 (a)(b)(c)(d) (Cost: $40,000,000; Acquisition Date: 11/07/2014)		40,000,000	40,474,000
Kilimanjaro Re 2015-1 Class D
9.763%, 12/06/2019 (a)(b)(c)(d) (Cost: $10,000,000; Acquisition Date: 11/10/2015)		10,000,000	10,344,500
Kilimanjaro Re 2015-1 Class E
7.263%, 12/06/2019 (a)(b)(c)(d) (Cost: $15,802,059; Original Acquisition Date: 11/10/2015)		15,784,000	16,247,260
Loma Re 2013-1 Class A
8.240%, 01/08/2018 (a)(b)(c)(d) (Cost: $3,665,000; Acquisition Date: 12/20/2013)		3,665,000	3,736,101
Loma Re 2013-1 Class B
12.833%, 01/08/2018 (a)(b)(c)(d) (Cost: $9,995,000; Acquisition Date: 12/20/2013)		9,995,000	10,200,397
Loma Re 2013-1 Class C
17.803%, 01/08/2018 (a)(b)(c)(d) (Cost: $19,011,000; Acquisition Date: 12/20/2013)		19,011,000	19,558,517
Mona Lisa Re 2013-2 Class A
7.813%, 07/07/2017 (a)(b)(c)(d) (Cost: $10,800,000; Acquisition Date: 07/01/2013)		10,800,000	10,975,500
Queen Street XII
6.410%, 04/08/2020 (a)(b)(c)(d) (Cost: $3,463,000; Acquisition Date: 05/13/2016)		3,463,000	3,499,708
Resilience Re Series 1642B
11.070%, 04/07/2017 (a)(b)(c)(e) (Cost: $13,875,085; Acquisition Date: 04/07/2016)		15,411,000	15,449,528
Tradewynd Re 2013-1 Class 1
10.163%, 07/09/2018 (a)(b)(c) (Cost: $14,500,000; Acquisition Date: 07/02/2013)		14,500,000	15,682,475
Tradewynd Re 2014-1 Class 3-A
5.400%, 01/08/2018 (a)(b)(c) (Cost: $15,000,000; Acquisition Date: 12/05/2014)		15,000,000	15,150,000
Tradewynd Re 2014-1 Class 3-B
7.430%, 01/08/2018 (a)(b)(c)(d) (Cost: $40,000,000; Acquisition Date: 12/05/2014)		40,000,000	40,816,000
Tramline Re II 2013-1 Class A
10.263%, 01/04/2019 (a)(b)(c)(d) (Cost: $25,750,000; Acquisition Date: 12/04/2014)		25,750,000	26,285,600

			339,358,137

Other - 0.4%
Operational Re
5.500%, 04/08/2021 (a)(c) (Cost: $5,093,092; Acquisition Date: 05/19/2016)	CHF	5,047,000	5,044,256

Windstorm - 0.6%
Queen Street X
6.263%, 06/08/2018 (a)(b)(c)(d) (Cost: $1,279,000; Acquisition Date: 03/25/2015)		$1,279,000	1,280,215
Queen Street XI
6.663%, 06/07/2019 (a)(b)(c)(d) (Cost: $6,000,000; Acquisition Date: 12/15/2015)		6,000,000	6,046,800

			7,327,015

			400,574,068

Japan - 3.4%
Earthquake - 3.3%
Kizuna Re II 2014-1 Class A
2.763%, 04/06/2018 (a)(b)(c)(d) (Cost: $6,750,000; Acquisition Date: 02/28/2014)		6,750,000	6,762,150
Kizuna Re II 2014-1 Class B
3.013%, 04/06/2018 (a)(b)(c)(d) (Cost: $4,500,000; Acquisition Date: 02/28/2014)		4,500,000	4,499,550
Nakama Re 2014-1 Class 2
3.013%, 04/13/2018 (a)(b)(c)(d) (Cost: $4,250,000; Acquisition Date: 05/23/2014)		4,250,000	4,275,925
Nakama Re 2014-2 Class 2
3.388%, 01/16/2020 (a)(b)(c)(d) (Cost: $5,631,410; Original Acquisition Date: 12/12/2014)		5,625,000	5,753,531
Nakama Re 2015-1 Class 2
3.763%, 01/14/2021 (a)(b)(c)(d) (Cost: $6,000,000; Acquisition Date: 12/14/2015)		6,000,000	6,194,100
Nakama Re 2016-1 Class 1
3.559%, 10/13/2021 (a)(b)(c)(d) (Cost: $7,500,000; Acquisition Date: 09/21/2016)		7,500,000	7,606,875
Nakama Re 2016-1 Class 2
4.609%, 10/13/2021 (a)(b)(c)(d) (Cost: $4,830,000; Acquisition Date: 09/21/2016)		4,830,000	4,916,457

			40,008,588

Windstorm - 0.1%
Aozora Re 2016-1 A
3.358%, 04/07/2020 (a)(b)(c)(d) (Cost: $1,149,000; Acquisition Date: 03/23/2016)		1,149,000	1,172,957

			41,181,545

Turkey - 0.3%
Earthquake - 0.3%
Bosphorus 2015-1 Class A
4.341%, 08/17/2018 (a)(b)(c)(d) (Cost: $3,250,000; Acquisition Date: 08/11/2015)		3,250,000	3,312,237

United States - 49.2%
Earthquake - 5.6%
Golden State Re II 2014-1 Class A
2.713%, 01/08/2019 (a)(b)(c)(d) (Cost: $7,100,00; Acquisition Date: 09/10/2014)		7,100,000	7,070,535
Merna Re 2015-1 Class A
2.513%, 04/09/2018 (a)(b)(c)(d) (Cost: $1,478,000; Acquisition Date: 03/16/2015)		1,478,000	1,476,448
Merna Re 2016-1 Class A
2.763%, 04/08/2019 (a)(b)(c) (Cost: $1,131,000; Acquisition Date: 03/24/2016)		1,131,000	1,135,976
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)(d) (Cost: $28,750,000; Acquisition Date: 11/14/2014)		28,750,000	28,974,250
Ursa Re 2015-1 Class B
5.000%, 09/21/2018 (a)(b)(c)(d) (Cost: $26,000,000; Acquisition Date: 09/10/2015)		26,000,000	26,483,600
Ursa Re 2016-1 Class A
4.000%, 12/10/2019 (a)(b)(c) (Cost: $2,459,000; Acquisition Date: 11/21/2016)		2,459,000	2,481,131

			67,621,940

Multiperil - 23.7%
Blue Halo Re 2016-1 Class A
14.513%, 06/21/2019 (a)(b)(c)(d) (Cost: $4,750,000; Acquisition Date: 06/10/2016)		4,750,000	4,818,400
Blue Halo Re 2016-1 Class B
20.263%, 06/21/2019 (a)(b)(c)(d) (Cost: $2,600,000; Acquisition Date: 06/10/2016)		2,600,000	2,615,470
Blue Halo Re 2016-2 Class C
8.763%, 07/26/2019 (a)(b)(c)(d) (Cost: $7,000,000; Acquisition Date: 07/18/2016)		7,000,000	7,323,400
Caelus Re 2013-2 Class A
7.363%, 04/07/2017 (a)(b)(c) (Cost: $27,000,000; Acquisition Date: 03/28/2013)		27,000,000	27,210,600
Caelus Re IV 2016-1 Class A
6.013%, 03/06/2020 (a)(b)(c) (Cost: $4,818,000; Acquisition Date: 02/23/2016)		4,818,000	5,059,141
East Lane Re VI 2014-1 Class A
3.163%, 03/14/2018 (a)(b)(c)(d) (Cost: $20,807,000; Acquisition Date: 03/03/2014)		20,807,000	20,913,116
East Lane Re VI 2015-1 Class A
3.903%, 03/13/2020 (a)(b)(c)(d) (Cost: $10,787,000; Acquisition Date: 03/02/2015)		10,787,000	10,980,087
Espada Re 2016-1 Class 20
5.750%, 06/06/2020 (a)(b)(c) (Cost: $1,785,000; Acquisition Date: 02/12/2016)		1,785,000	1,792,854
First Coast Re 2016-1 Class A
4.513%, 06/07/2019 (a)(b)(c) (Cost: $7,000,000; Acquisition Date: 05/25/2016)		7,000,000	7,101,150
Laetere Re 2016-1 Class A
4.000%, 06/06/2017 (a)(b)(c)(e) (Cost: $1,958,218; Acquisition Date: 05/26/2016)		2,000,000	1,979,200
Laetere Re 2016-1 Class B
6.520%, 06/06/2017 (a)(b)(c)(e) (Cost: $3,382,809; Acquisition Date: 05/26/2016)		3,500,000	3,449,775
Laetere Re 2016-1 Class C
12.896%, 06/06/2017 (a)(b)(c)(e) (Cost: $7,491,887; Acquisition Date: 05/26/2016)		8,000,000	7,760,400

Long Point Re III 2015-1 Class A
3.750%, 05/23/2018 (a)(b)(c)(d) (Cost: $15,000,000; Acquisition Date: 05/07/2015)	15,000,000	15,240,000
PennUnion Re 2015-1
5.013%, 12/07/2018 (a)(b)(c)(d) (Cost: $2,829,000; Acquisition Date: 10/05/2015)	2,829,000	2,866,767
Residential Re 2013-1 Class 11
8.513%, 06/06/2017 (a)(b)(c) (Cost: $18,500,000; Acquisition Date: 05/22/2013)	18,500,000	18,748,825
Residential Re 2013-1 Class 3
9.763%, 06/06/2017 (a)(b)(c) (Cost: $11,000,000; Acquisition Date: 05/22/2013)	11,000,000	11,195,800
Residential Re 2013-2 Class 1
20.513%, 12/06/2017 (a)(b)(c) (Cost: $12,663,321; Original Acquisition Date: 11/18/2013)	12,623,000	12,857,157
Residential Re 2013-2 Class 4
5.763%, 12/06/2017 (a)(b)(c) (Cost: $5,500,000; Acquisition Date: 11/18/2013)	5,500,000	5,515,950
Residential Re 2014-1 Class 10
15.593%, 06/06/2018 (a)(b)(c) (Cost: $13,162,000; Acquisition Date: 05/22/2014)	13,162,000	13,356,798
Residential Re 2014-1 Class 13
4.123%, 06/06/2018 (a)(b)(c) (Cost: $141,000; Acquisition Date: 05/22/2014)	141,000	142,318
Residential Re 2014-2 Class 4
5.313%, 12/06/2018 (a)(b)(c)(d) (Cost: $8,000,000; Acquisition Date: 11/20/2014)	8,000,000	8,033,200
Residential Re 2015-1 Class 10
11.483%, 06/06/2019 (a)(b)(c) (Cost: $6,053,000; Acquisition Date: 05/21/2015)	6,053,000	6,153,480
Residential Re 2015-1 Class 11
6.473%, 06/06/2019 (a)(b)(c) (Cost: $6,585,000; Acquisition Date: 05/21/2015)	6,585,000	6,752,917
Residential Re 2015-2 Class 3
7.763%, 12/06/2019 (a)(b)(c) (Cost: $12,500,000; Acquisition Date: 11/20/2015)	12,500,000	12,849,375
Residential Re 2016-1 Class 10
12.013%, 06/06/2023 (a)(b)(c) (Cost: $2,391,000; Acquisition Date: 04/28/2016)	2,391,000	2,430,452
Residential Re 2016-1 Class 11
5.263%, 06/06/2023 (a)(b)(c) (Cost: $3,074,000; Acquisition Date: 04/28/2016)	3,074,000	3,074,461
Residential Re 2016-1 Class 13
3.763%, 06/06/2023 (a)(b)(c) (Cost: $6,000,000; Acquisition Date: 04/28/2016)	6,000,000	6,026,100
Sanders Re 2013-1 Class A
4.013%, 05/05/2017 (a)(b)(c) (Cost: $11,000,000; Acquisition Date: 04/29/2013)	11,000,000	10,987,900
Sanders Re 2013-1 Class B
4.513%, 05/05/2017 (a)(b)(c) (Cost: $4,000,000; Acquisition Date: 04/29/2013)	4,000,000	4,008,600
Sanders Re 2014-1 Class B
3.593%, 05/25/2018 (a)(b)(c)(d) (Cost: $18,750,000; Acquisition Date: 05/07/2014)	18,750,000	18,875,625
Sanders Re 2014-1 Class C
3.813%, 05/25/2018 (a)(b)(c)(d) (Cost: $19,000,000; Acquisition Date: 05/07/2014)	19,000,000	19,155,800
Sanders Re 2014-1 Class D
4.383%, 05/28/2019 (a)(b)(c)(d) (Cost: $6,705,000; Acquisition Date: 05/07/2014)	6,705,000	6,805,910

		286,081,028

Windstorm - 19.9%
Alamo Re 2015-1 Class A
6.293%, 06/07/2018 (a)(b)(c)(d) (Cost: $34,775,440; Original Acquisition Date: 05/06/2015)	34,732,000	36,070,919
Alamo Re 2015-1 Class B
5.133%, 06/07/2018 (a)(b)(c)(d) (Cost: $16,954,904; Original Acquisition Date: 05/06/2015)	16,941,000	17,797,367
Alamo Re 2014-1 Class A
5.713%, 06/07/2017 (a)(b)(c)(d) (Cost: $22,172,031; Original Acquisition Date: 06/18/2014)	22,108,000	22,327,974
Bonanza Re 2016-1 Class A
4.703%, 12/31/2019 (a)(b)(c) (Cost: $478,000; Acquisition Date: 11/28/2016)	478,000	476,160
Bonanza Re 2016-1 Class B
5.953%, 12/31/2019 (a)(b)(c) (Cost: $946,000; Acquisition Date: 11/28/2016)	946,000	938,668
Citrus Re 2014-1 Class A
5.523%, 04/18/2017 (a)(b)(c)(d) (Cost: $3,622,000; Acquisition Date: 04/10/2014)	3,622,000	3,638,118
Citrus Re 2014-2 Class 1
4.813%, 04/24/2017 (a)(b)(c)(d) (Cost: $2,017,000; Acquisition Date: 04/17/2014)	2,017,000	2,024,765
Citrus Re 2015-1 Class A
5.653%, 04/09/2018 (a)(b)(c)(d) (Cost: $8,499,000; Acquisition Date: 04/01/2015)	8,499,000	8,650,707
Citrus Re 2015-1 Class B
7.473%, 04/09/2018 (a)(b)(c)(d) (Cost: $12,747,000; Acquisition Date: 04/01/2015)	12,747,000	13,043,368
Citrus Re 2015-1 Class C
9.543%, 04/09/2018 (a)(b)(c)(d) (Cost: $3,931,000; Acquisition Date: 04/01/2015)	3,931,000	4,035,761
Citrus Re 2016-1 Class D-50
8.013%, 02/25/2019 (a)(b)(c) (Cost: $4,743,000; Acquisition Date: 02/19/2016)	4,743,000	4,938,412
Citrus Re 2016-1 Class E-50
11.013%, 02/25/2019 (a)(b)(c)(d) (Cost: $3,952,000; Acquisition Date: 02/19/2016)	3,952,000	4,127,469
Cranberry Re 2015-1 Class A
4.373%, 07/06/2018 (a)(b)(c)(d) (Cost: $3,706,000; Acquisition Date: 04/23/2015)	3,706,000	3,781,973
Everglades Re 2014-1 Class A
7.623%, 04/28/2017 (a)(b)(c) (Cost: $53,940,864; Original Acquisition Date: 04/24/2014)	53,868,000	54,465,935
Everglades Re II 2015-1 Class A
5.743%, 05/03/2018 (a)(b)(c)(d) (Cost: $26,000,000; Acquisition Date: 04/30/2015)	26,000,000	26,504,400
Gator Re 2014-1 Class A
3.513%, 01/09/2017 (a)(b)(c) (Cost: $3,460,800; Acquisition Date: 03/04/2014)	3,460,800	432,600
Kilimanjaro Re 2014-1 Class A
5.263%, 04/30/2018 (a)(b)(c)(d) (Cost: $13,260,000; Acquisition Date: 04/17/2014)	13,260,000	13,370,058
Manatee Re 2015-1 Class A
5.513%, 12/22/2017 (a)(b)(c) (Cost: $3,429,000; Acquisition Date: 03/23/2015)	3,429,000	3,457,461

Manatee Re 2016-1 Class A
5.250%, 03/13/2019 (a)(b)(c) (Cost: $556,000; Acquisition Date: 03/02/2016)	556,000	559,058
Manatee Re 2016-1 Class C
16.250%, 03/14/2022 (a)(b)(c) (Cost: $835,000; Acquisition Date: 03/02/2016)	835,000	804,272
Market Re 2016-2 Class A
6.724%, 06/07/2017 (a)(b)(c)(e) (Cost: $9,300,000; Acquisition Date: 06/03/2016)	9,300,000	9,798,293
Market Re 2016-3 Class A
3.000%, 07/08/2019 (a)(b)(c) (Cost: $4,000,000; Acquisition Date: 06/21/2016)	4,000,000	3,981,296
Oak Leaf Re 2016-1 Class A
5.750%, 06/08/2017 (a)(b)(c) (Cost: $3,000,000; Acquisition Date: 05/31/2016)	3,000,000	3,133,447

		238,358,481

		592,061,449

TOTAL EVENT LINKED BONDS (Cost $1,025,454,127)		1,042,208,806

PARTICIPATION NOTES - 10.7%
Global - 10.7%
Multiperil - 10.7%
Atlas Re X Class A
04/03/2017 (a)(c)(f) (Cost: $40,000,000; Acquisition Date: 12/23/2013)	40,000,000	45,504,442
Eden Re II 2016-1 Class B
04/23/2019 (a)(c)(f) (Cost: $218,991; Acquisition Date: 03/24/2016)	218,975	2,653,880
Sector Re V Series 5 Class B
03/01/2020 (a)(g) (Cost: $86,068; Acquisition Date: 04/30/2015)	86,068	258,497
Sector Re V Series 5 Class F
03/01/2020 (a)(g) (Cost: $53,125; Acquisition Date: 04/27/2015)	53,125	1,131,191
Sector Re V Series 5 Class G
03/01/2020 (a)(g) (Cost: $71,676; Acquisition Date: 06/26/2015)	71,676	2,533,603
Sector Re V Series 6 Class B
03/01/2021 (a)(g)(h) (Cost: $24,775,869; Acquisition Date: 04/28/2016)	24,775,869	28,051,239
Sector Re V Series 6 Class F
03/01/2021 (a)(g)(h) (Cost: $4,012,000; Acquisition Date: 04/25/2016)	4,012,000	4,350,613
Sector Re V Series 6 Class G
03/01/2021 (a)(g)(h) (Cost: $41,294,945; Acquisition Date: 04/28/2016)	41,294,945	44,780,238

TOTAL PARTICIPATION NOTES (Cost $110,512,674)		129,263,703

	SHARES	FAIR VALUE
PREFERENCE SHARES - 12.1%
Global - 12.1%
Multiperil - 12.1%
Arenal (Artex Segregated Account Company) (a)(f)(g) (Cost: $18,973,976; Original Acquisition Date: 05/07/2015)	18,011	22,261,782
Biscayne (Artex Segregated Account Company) (a)(f)(g) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)	28,192	32,896,970
Hatteras (Artex Segregated Account Company) (a)(f)(g) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	7,394,460
Hilo (Artex Segregated Account Company) (a)(f)(g)(h) (Cost: $3,651,024; Acquisition Date: 06/09/2015)	3,651	4,436,886
Hudson Charles 2 (Mt. Logan Re) (a)(g) (Cost: $11,534,500; Acquisition Date: 04/02/2014)	11,535	12,796,327
Hudson Charles 3 (Mt. Logan Re) (a)(g) (Cost: $15,350,000; Acquisition Date: 06/19/2014)	15,350	17,033,758
Hudson Paul 3 (Mt. Logan Re) (a)(g) (Cost: $11,534,500; Acquisition Date: 04/02/2014)	11,535	13,177,937
Kona (Artex Segregated Account Company) (a)(f)(g)(h) (Cost: $2,550,096; Acquisition Date: 07/23/2015)	2,862	3,292,669
LRe 2015 (a)(f)(g) (Cost: $0; Acquisition Date: 03/31/2015)	367	42,127
LRe 2016 (a)(f)(g) (Cost: $5,107,000; Acquisition Date: 04/01/2016)	51,070	5,497,241
Rondout (Artex Segregated Account Company) (a)(f)(g) (Cost: $10,191,790; Acquisition Date: 05/29/2015)	8,996	12,370,164
Yoho (Artex Segregated Account Company) (a)(f)(g)(h) (Cost: $12,496,000; Acquisition Date: 05/17/2016)	12,496	13,970,769

TOTAL PREFERENCE SHARES (Cost $125,978,603)		145,171,090

SHORT-TERM INVESTMENTS - 0.7%
Money Market Fund - 0.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (i)	1,567,168	1,567,168
First American Government Obligations Fund - Class Z - 0.46% (i)	1,567,167	1,567,167
First American Treasury Obligations Fund - Class Z - 0.41% (i)	1,567,167	1,567,167
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (i)	1,567,168	1,567,168
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (i)	1,567,168	1,567,168

TOTAL SHORT-TERM INVESTMENTS (Cost $7,835,838)		7,835,838

TOTAL INVESTMENTS (Cost $1,269,781,242) - 110.3%		1,324,479,437

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3)%		(123,616,806)

TOTAL NET ASSETS - 100.0%		$1,200,862,631

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,296,733,040. Foreign concentration is as follows: Bermuda: 86.9%, Cayman Islands: 16.0%, Ireland: 5.1%.
(b)	Variable rate security. The rate shown is as of January 31, 2017.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2017 was $1,090,367,128, which represents 90.8% of net assets.
(d)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(e)	Zero-coupon bond. The rate shown is the yield to maturity.

(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $150,321,390, which represents 12.5% of net assets.
(g)	Security is restricted to resale. The aggregate value of these securities at January 31, 2017 was $226,276,471, which represents 18.8% of net assets.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, March 2017 Settlement	121	$16,366,763	$(348,886)
Swiss Franc, March 2017 Settlement	40	5,068,000	(130,097)
U.S. Treasury 5-Year Note, March 2017 Settlement	89	10,490,180	25,601

TOTAL FUTURES CONTRACTS SOLD		$31,924,943	$(453,382)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS - 0.0%
Food Staples Retailing - 0.0%
Safeway Casa Ley (a)(b)(c) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (a)(b)(c) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

SHORT-TERM INVESTMENTS - 100.5%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (d)	99,063	99,063
First American Government Obligations Fund - Class Z - 0.46% (d)	99,062	99,062
First American Treasury Obligations Fund - Class Z - 0.41% (d)	99,062	99,062
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (d)	99,062	99,062
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (d)	99,062	99,062

		495,311

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.4%
0.365%, 02/02/2017 (e)(f)	$32,950,000	32,949,670
0.420%, 02/09/2017 (e)(f)	9,600,000	9,599,113
0.436%, 02/16/2017 (e)(f)	41,900,000	41,892,571
0.450%, 02/23/2017 (e)(f)	28,650,000	28,642,205
0.479%, 03/02/2017 (e)(f)	300,000	299,884
0.544%, 08/17/2017 (e)(f)	36,600,000	36,475,817
0.599%, 09/14/2017 (e)(f)	49,600,000	49,407,403
0.634%, 10/12/2017 (e)(f)	38,600,000	38,422,324
0.718%, 11/09/2017 (e)(f)	61,500,000	61,157,998
0.841%, 12/07/2017 (e)(f)	31,000,000	30,804,421
0.784%, 01/04/2018 (e)(f)	46,100,000	45,778,499

		375,429,905

TOTAL SHORT-TERM INVESTMENTS (Cost $375,929,458)		375,925,216

TOTAL INVESTMENTS (Cost $375,929,458) - 100.5%		375,930,960

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,881,987)

TOTAL NET ASSETS - 100.0%		$374,048,973

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is restricted to resale. The aggregate value of these securities at January 31, 2017 was $5,744, which represents 0.0% of net assets.
(c)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	All or a portion of this security is held as collateral for written put options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI & S&P. GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2265.00	75	$22,500
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2270.00	370	164,650
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2275.00	225	129,375
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2290.00	288	390,240
CBOE S&P 500 Index, Expires 02/03/2017, Strike Price $2295.00	100	173,500
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2265.00	149	69,285
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2270.00	94	55,930
CBOE S&P 500 Index, Expires 02/06/2017, Strike Price $2275.00	179	132,460
NASDAQ 100 Index, Expires 02/03/2017, Strike Price $5140.00	20	61,400
NASDAQ 100 Index, Expires 02/03/2017, Strike Price $5150.00	20	73,000

TOTAL PUT OPTIONS		1,272,340

(Premiums Received $1,425,187)
TOTAL WRITTEN OPTIONS		$1,272,340

(Premiums Received $1,425,187)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Trius Therapeutics, Inc. (a)(b)(c) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	$—

Telecommunication Services - 0.0%
Leap Wireless International, Inc. (a)(b)(c) (Cost: $6,396; Acquisition Date: 08/12/2013)	2,700	8,910

TOTAL CONTINGENT VALUE RIGHTS (Cost $6,396)		8,910

SHORT-TERM INVESTMENTS - 100.8%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (d)	40,006	40,006
First American Government Obligations Fund - Class Z - 0.46% (d)	40,006	40,006
First American Treasury Obligations Fund - Class Z - 0.41% (d)	40,006	40,006
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (d)	40,006	40,006
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (d)	40,006	40,006

		200,030

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.6%
0.362%, 02/02/2017 (e)(f)	$23,700,000	23,699,765
0.433%, 02/09/2017 (e)(f)	400,000	399,962
0.430%, 02/16/2017 (e)(f)	3,150,000	3,149,442
0.451%, 02/23/2017 (e)(f)	7,000,000	6,998,094
0.452%, 03/02/2017 (e)(f)	1,100,000	1,099,599
0.544%, 08/17/2017 (e)(f)	22,300,000	22,224,336
0.599%, 09/14/2017 (e)(f)	22,800,000	22,711,467
0.633%, 10/12/2017 (e)(f)	17,000,000	16,921,749
0.729%, 11/09/2017 (e)(f)	16,950,000	16,855,741
0.833%, 12/07/2017 (e)(f)	11,700,000	11,626,185
0.784%, 01/04/2018 (e)(f)	7,100,000	7,050,484

		132,736,824

TOTAL SHORT-TERM INVESTMENTS (Cost $132,945,247)		132,936,854

TOTAL INVESTMENTS (Cost $132,951,643) - 100.8%		132,945,764

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(1,034,854)

TOTAL NET ASSETS - 100.0%		$131,910,910

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is restricted to resale. The aggregate value of these securities at January 31, 2017 was $8,910, which represents 0.0% of net assets.
(c)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $8,910, which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 02/03/2017, Strike Price $1350.00	616	$286,440
CBOE Russell 2000 Index, Expires 02/03/2017, Strike Price $1370.00	175	233,625
CBOE Russell 2000 Index, Expires 02/03/2017, Strike Price $1380.00	139	285,645

TOTAL PUT OPTIONS		805,710

(Premiums Received $873,512)

TOTAL WRITTEN OPTIONS		$805,710

(Premiums Received $873,512)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%
Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	13,903,835	$147,658,728
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,992,683	73,702,883

TOTAL INVESTMENT COMPANIES (Cost $210,875,878)		221,361,611

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (b)	48,026	48,026
First American Government Obligations Fund - Class Z - 0.46% (b)	48,025	48,025
First American Treasury Obligations Fund - Class Z - 0.41% (b)	48,025	48,025
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (b)	48,025	48,025
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (b)	48,025	48,025

TOTAL SHORT-TERM INVESTMENTS (Cost $240,126)		240,126

TOTAL INVESTMENTS (Cost $211,116,004) - 100.0%		221,601,737

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(107,539)

TOTAL NET ASSETS - 100.0%		$221,494,198

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.7%
Money Market Funds - 5.0%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.43% (a)	936,747	$936,747
First American Government Obligations Fund - Class Z - 0.46% (a)	936,747	936,747
First American Treasury Obligations Fund - Class Z - 0.41% (a)	936,747	936,747
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (a)	936,747	936,747
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (a)	936,747	936,747

		4,683,735

	PRINCIPLE AMOUNT	FAIR VALUE
U.S. Treasury Bills - 96.7%
0.359%, 02/02/2017 (b)(c)	$2,100,000	2,099,979
0.455%, 03/02/2017 (b)(c)	2,000,000	1,999,275
0.433%, 04/27/2017 (b)(c)	11,000,000	10,987,108
0.439%, 05/25/2017 (b)(c)	11,000,000	10,982,653
0.438%, 06/22/2017 (b)(c)	10,000,000	9,979,580
0.530%, 07/20/2017 (b)(c)	10,000,000	9,971,540
0.571%, 08/17/2017 (b)(c)	10,000,000	9,966,070
0.600%, 09/14/2017 (b)(c)	4,200,000	4,183,691
0.628%, 10/12/2017 (b)(c)	4,100,000	4,081,127
0.713%, 11/09/2017 (b)(c)	13,100,000	13,027,151
0.831%, 12/07/2017 (b)(c)	6,250,000	6,210,568
0.784%, 01/04/2018 (b)(c)	7,250,000	7,199,438

		90,688,180

TOTAL SHORT-TERM INVESTMENTS (Cost $95,383,418)		95,371,915

TOTAL INVESTMENTS (Cost $95,383,418) - 101.7%		95,371,915

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%		(1,566,081)

TOTAL NET ASSETS - 100.0%		$93,805,834

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 02/17/2017, Strike Price EUR 4750.00	40	$22,024
CAC 40 Index, Expires 02/17/2017, Strike Price EUR 4850.00	52	68,170
Eurex DAX, Expires 02/03/2017, Strike Price EUR 11550.00	40	13,321
Eurex DAX, Expires 02/03/2017, Strike Price EUR 11600.00	51	23,619
Eurex DAX, Expires 02/03/2017, Strike Price EUR 11650.00	20	12,565
Eurex DAX, Expires 02/03/2017, Strike Price EUR 11700.00	40	32,968
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3225.00	150	23,803
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3250.00	301	85,132
Euro Stoxx 50 Index, Expires 02/03/2017, Strike Price EUR 3300.00	89	62,930
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7100.00	197	182,153
FTSE 100 Index, Expires 02/17/2017, Strike Price GBP 7200.00	14	24,040
Hang Seng Index, Expires 02/27/2017, Strike Price HKD 23000.00	16	20,518
Nikkei-225 Stock Index, Expires 02/10/2017, Strike Price JPY 19125.00	141	393,366
S&P/ASX 200 Index, Expires 02/16/2017, Strike Price AUD 5650.00	125	75,745
S&P/ASX 200 Index, Expires 02/16/2017, Strike Price AUD 5700.00	40	34,401
Swiss Market Index, Expires 02/17/2017, Strike Price CHF 8300.00	53	47,882
Swiss Market Index, Expires 02/17/2017, Strike Price CHF 8350.00	60	69,729

TOTAL PUT OPTIONS		1,192,366

(Premiums Received $1,017,718)

TOTAL WRITTEN OPTIONS		$1,192,366

(Premiums Received $1,017,718)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.3%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (a)	25,788	$25,788
First American Government Obligations Fund - Class Z - 0.46% (a)	25,789	25,789
First American Treasury Obligations Fund - Class Z - 0.41% (a)	25,788	25,788
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (a)	25,789	25,789
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (a)	25,789	25,789

		128,943

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.1%
0.364%, 02/02/2017 (b)(c)	$9,950,000	9,949,900
0.428%, 02/09/2017 (b)(c)	200,000	199,981
0.430%, 02/16/2017 (b)(c)	2,150,000	2,149,619
0.449%, 02/23/2017 (b)(c)	4,950,000	4,948,657
0.446%, 03/02/2017 (b)(c)	400,000	399,857
0.546%, 08/17/2017 (b)(c)	5,100,000	5,082,696
0.599%, 09/14/2017 (b)(c)	7,000,000	6,972,819
0.634%, 10/12/2017 (b)(c)	7,600,000	7,565,018
0.733%, 11/09/2017 (b)(c)	3,100,000	3,082,761
0.824%, 12/07/2017 (b)(c)	8,100,000	8,048,897
0.784%, 01/04/2018 (b)(c)	1,800,000	1,787,447

		50,187,652

TOTAL SHORT-TERM INVESTMENTS (Cost $50,316,266)		50,316,595

TOTAL INVESTMENTS (Cost $50,316,266) - 101.3%		50,316,595

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(663,958)

TOTAL NET ASSETS - 100.0%		$49,652,637

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
iShares China Large-Cap ETF, Expires 02/17/2017, Strike Price $36.00	500	$13,500
iShares MSCI Brazil Capped ETF, Expires 02/17/2017, Strike Price $36.00	275	15,400
iShares MSCI Brazil Capped ETF, Expires 02/17/2017, Strike Price $37.50	225	28,238
iShares MSCI Emerging Markets ETF, Expires 02/03/2017, Strike Price $37.00	500	5,750
iShares MSCI Emerging Markets ETF, Expires 02/03/2017, Strike Price $37.50	417	13,135
iShares MSCI Emerging Markets ETF, Expires 02/10/2017, Strike Price $37.50	520	24,440
iShares MSCI Emerging Markets ETF, Expires 02/17/2017, Strike Price $36.50	4,568	107,348
iShares MSCI Emerging Markets ETF, Expires 02/17/2017, Strike Price $37.00	1,346	49,802
iShares MSCI Emerging Markets ETF, Expires 02/17/2017, Strike Price $37.50	3,950	231,075
iShares MSCI Mexico Capped ETF, Expires 02/17/2017, Strike Price $45.00	250	26,625
iShares MSCI South Korea Capped ETF, Expires 02/17/2017, Strike Price $57.00	150	7,575
Market Vectors Russia ETF, Expires 02/17/2017, Strike Price $21.00	150	4,125

TOTAL PUT OPTIONS		527,013

(Premiums Received $873,359)

TOTAL WRITTEN OPTIONS		$527,013

(Premiums Received $873,359)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.1%
Open-End Mutual Funds - 99.1%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	429,481	$3,895,397
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	763,646	7,644,100

TOTAL INVESTMENT COMPANIES (Cost $11,191,591)		11,539,497

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (b)	22,232	22,232
First American Government Obligations Fund - Class Z - 0.46% (b)	22,231	22,231
First American Treasury Obligations Fund - Class Z - 0.41% (b)	22,231	22,231
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (b)	22,232	22,232
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (b)	22,232	22,232

TOTAL SHORT-TERM INVESTMENTS (Cost $111,158)		111,158

TOTAL INVESTMENTS (Cost $11,302,749) - 100.1%		11,650,655

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(5,331)

TOTAL NET ASSETS - 100.0%		$11,645,324

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.9%
Open-End Mutual Funds - 98.9%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	762,030	$6,911,613
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,364,786	13,661,509
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,294,496	13,747,548
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	643,308	6,780,466

TOTAL INVESTMENT COMPANIES (Cost $40,015,567)		41,101,136

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.43% (b)	50,230	50,230
First American Government Obligations Fund - Class Z - 0.46% (b)	50,230	50,230
First American Treasury Obligations Fund - Class Z - 0.41% (b)	50,231	50,231
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.47% (b)	50,231	50,231
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.40% (b)	50,231	50,231

TOTAL SHORT-TERM INVESTMENTS (Cost $251,153)		251,153

TOTAL INVESTMENTS (Cost $40,266,720) - 99.5%		41,352,289

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		227,205

TOTAL NET ASSETS - 100.0%		$41,579,494

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows:

	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund	International VRP Master Fund	Global Equity VRP Master Fund
Cost of investments	$1,269,781,242	$375,929,458	$132,951,643	$211,116,004	$95,383,418	$50,316,266	$11,302,749	$40,266,720

Gross unrealized appreciation	$58,651,595	$40,556	$12,872	$10,485,733	$5,987	$5,722	$347,906	$1,098,516
Gross unrealized depreciation	(3,953,400)	(39,054)	(18,751)	—	(17,490)	(5,393)	—	(12,947)

Net unrealized appreciation (depreciation)	$54,698,195	$1,502	$(5,879)	$10,485,733	$(11,503)	$329	$347,906	$1,085,569

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees has approved procedures pursuant to which each Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established a Valuation Committee comprised of employees of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of certain reinsurance-related event-linked or similar restricted securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Fund will utilize an independent data delivery vendor to aggregate and provide an average bid price, if applicable, and the independent data delivery vendor will provide this pricing data to the Fund’s administrator. If the independent data delivery vendor cannot obtain independent firm bids for such securities, but there is an independent market maker or two independent brokers who will supply firm bids for such securities, then the Adviser may supply the Fund’s administrator with a contact from whom to obtain such bids, and the Fund’s administrator will contact such independent brokers, and use the bid or average bid, as applicable, as the value of the security. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Valuation Committee determines that such value is reasonable; the Valuation Committee may consider internal and/or independent external models in making that determination.

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds will be calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than reinsurance-related securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Valuation Committee, then such instruments will be valued as determined in good faith by the Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Fund’s investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of January 31, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$2,070,790	$2,070,790
Europe	—	3,008,717		3,008,717
Global	—	360,169,725	40,404,343	400,574,068
Japan	—	41,181,545	—	41,181,545
Turkey	—	3,312,237	—	3,312,237
United States	—	575,148,413	16,913,036	592,061,449

Total Event-Linked Bonds	—	982,820,637	59,388,169	1,042,208,806
Participation Notes(1)	—	—	129,263,703	129,263,703
Preference Shares(1)	—	—	145,171,090	145,171,090
Money Market Funds	7,835,838	—	—	7,835,838

Total Assets	$7,835,838	$982,820,637	$333,822,962	$1,324,479,437

Other Financial Instruments*
Unrealized appreciation on futures	$25,601	$—	$—	$25,601
Unrealized depreciation on futures	(478,983)	—	—	(478,983)

Total	$(453,382)	$—	$—	$(453,382)

U.S. Large Cap VRP Fund
Assets
Contingent Value Rights(1)	$—	$—	$5,744	$5,744
Money Market Funds	495,311	—	—	495,311
U.S. Treasury Bills	—	375,429,905	—	375,429,905

Total Assets	$495,311	$375,429,905	$5,744	$375,930,960

Liabilities
Written Options	$(91,785)	$(1,180,555)	$—	$(1,272,340)

Total Liabilities	$(91,785)	$(1,180,555)	$—	$(1,272,340)

U.S. Small Cap VRP Fund
Assets
Contingent Value Rights(1)	$—	$—	$8,910	$8,910
Money Market Funds	200,030	—	—	200,030
U.S. Treasury Bills	—	132,736,824	—	132,736,824

Total Assets	$200,030	$132,736,824	$8,910	$132,945,764

Liabilities
Written Options	$—	$(805,710)	$—	$(805,710)

Total Liabilities	$—	$(805,710)	$—	$(805,710)

U.S. VRP Master Fund(2)
Assets
Investment Companies - Open End	$221,361,611	$—	$—	$221,361,611
Money Market Funds	240,126	—	—	240,126

Total Assets	$221,601,737	$—	$—	$221,601,737

International Developed Markets VRP Fund(2)
Assets
Money Market Funds	$4,683,735	$—	$—	$4,683,735
U.S. Treasury Bills	—	90,688,180	—	90,688,180

Total Assets	$4,683,735	$90,688,180	$—	$95,371,915

Liabilities
Written Options	$(1,170,342)	$(22,024)	$—	$(1,192,366)

Total Liabilities	$(1,170,342)	$(22,024)	$—	$(1,192,366)

Emerging Markets VRP Fund(2)
Assets
Money Market Funds	$128,943	$—	$—	$128,943
U.S. Treasury Bills	—	50,187,652	—	50,187,652

Total Assets	$128,943	$50,187,652	$—	$50,316,595

Liabilities
Written Options	$—	$(527,013)	$—	$(527,013)

Total Liabilities	$—	$(527,013)	$—	$(527,013)

International VRP Master Fund(2)
Assets
Investment Companies - Open End	$11,539,497	$—	$—	$11,539,497
Money Market Funds	111,158	—	—	111,158

Total Assets	$11,650,655	$—	$—	$11,650,655

Global Equity VRP Master Fund(2)
Assets
Investment Companies - Open End	$41,101,136	$—	$—	$41,101,136
Money Market Funds	251,153	—	—	251,153

Total Assets	$41,352,289	$—	$—	$41,352,289

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2017, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2017:

	High Yield Fund			U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund
	Event- Linked Bonds	Participation Notes	Preference Shares	Contingent Value Rights	Contingent Value Rights
Beginning Balance - November 1, 2016	$20,772,422	$41,943,248	$51,105,574	$5,744	$6,804
Acquisition	39,143,846	94,555,295	87,255,586	—	—
Dispositions	(2,123,968)	(21,995,333)	(5,537,877)	—	—
Realized gains	—	315,763	—	—	—
Return of capital	—	—	(10,896)	—	—
Change in unrealized appreciation (depreciation)	1,595,869	14,444,730	12,358,703	—	2,106
Transfers in/(out) of Level 3	—	—	—	—	—

Ending Balance - January 31, 2017	$59,388,169	$129,263,703	$145,171,090	$5,744	$8,910

As of January 31, 2017, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund, U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund were $29,000,128, $5,744, and $2,106, respectively.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2017.

High Yield Fund

Type of Security	Industry	Fair Value at 1/31/17	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Participation Notes	Financial Services	$48,158,322	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.2MM-$5.6MM $0.3MM-$8.9MM	$5.3MM $8.4MM

Preference Shares	Financial Services	$102,163,068	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$7.8MM $0.0MM-$9.5MM	$2.8MM $4.1MM

The Level 3 securities held in the High Yield Fund not listed above were priced using an indicative bid and amount to $183,501,572.

Derivative Transactions – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2017. The use of derivatives included options and futures.

Futures Contracts – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund and U.S. Large Cap VRP Fund held futures contracts during the period ended January 31, 2017. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2017, were as follows:

High Yield Fund
Total long futures contracts	$223,545
Total short futures contracts	$19,326,851

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended January 31, 2017. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended January 31, 2017, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Written Options	$1,889,818	$996,489	$1,197,379	$616,289

Transactions in written options during the period ended January 31, 2017 were as follows:

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of year	1,658	$2,128,608	1,033	$1,233,450
Options written	32,553	33,152,096	24,901	24,876,432
Options terminated in closing transactions	(19,738)	(21,744,795)	(20,316)	(21,703,840)
Options exercised	(2,119)	(1,964,912)	(1,991)	(1,656,309)
Options expired	(10,834)	(10,145,808)	(2,697)	(1,876,221)

Outstanding, end of year	1,520	$1,425,187	930	$873,512

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of year	1,539	$1,109,698	12,548	$642,765
Options written	27,125	12,466,968	95,241	6,280,083
Options terminated in closing transactions	(18,204)	(9,477,273)	(91,329)	(5,846,392)
Options exercised	(4,637)	(1,476,091)	—	—
Options expired	(4,394)	(1,605,584)	(3,609)	(203,097)

Outstanding, end of year	1,429	$1,017,718	12,851	$873,359

Statement of Assets and Liabilities — Values of Derivatives at January 31, 2017

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund Futures
Interest rate contracts	Net assets - Unrealized appreciation*	$25,601

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

Statement of Assets and Liabilities — Values of Derivatives at January 31, 2017

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$478,983
U.S. Large Cap VRP Fund Options
Equity contracts	Written options, at fair value	1,272,340
U.S. Small Cap VRP Fund Options
Equity contracts	Written options, at fair value	805,710
International Developed Markets VRP Fund Options
Equity contracts	Written options, at fair value	1,192,366
Emerging Markets VRP Fund Options
Equity contracts	Written options, at fair value	527,013

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year ended January 31, 2017. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund					International VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		Total	International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2016 Balance
Shares	13,510,250		7,010,409			806,654		434,934
Cost	$136,580,934		$70,142,253		$206,723,187	$7,786,213		$3,908,194	$11,694,407
Additions
Shares	1,032,365		295,805			12,797		17,181
Cost	$10,850,000		$3,100,000			$127,190		$150,000
Reductions
Shares	638,780		313,531			55,805		22,634
Cost	$6,603,958		$3,193,351			$557,489		$222,517
January 31, 2017 Balance
Shares	13,903,835		6,992,683			763,646		429,481
Cost	$140,826,976		$70,048,902		$210,875,878	$7,355,914		$3,835,677	$11,191,591
Value	$147,658,728		$73,702,883		$221,361,611	$7,644,100		$3,895,397	$11,539,497
Dividend Income	$84,960		$—		$84,960	$—		$—	$—
Realized Gain/(Loss)	$6,178,598	(1)	$1,293,342	(2)	$7,471,940	$19,701	(3)	$(22,517)	$(2,816)

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2016 Balance
Shares	1,284,355		662,390		1,405,771		745,149
Cost	$13,456,056		$6,611,685		$13,545,620		$6,758,620	$40,371,981
Additions
Shares	47,784		4,762		4,985		33,855
Cost	$500,000		$50,000		$50,000		$300,000
Reductions
Shares	37,643		23,844		45,970		16,974
Cost	$398,259		$242,126		$448,670		$167,359
January 31, 2017 Balance
Shares	1,294,496		643,308		1,364,786		762,030
Cost	$13,557,797		$6,419,559		$13,146,950		$6,891,261	$40,015,567
Value	$13,747,548		$6,780,466		$13,661,509		$6,911,613	$41,101,136
Dividend Income	$7,877		$—		$—		$—	$7,877
Realized Gain/(Loss)	$565,678	(4)	$118,742	(5)	$49,878	(6)	$(17,359)	$716,939

(1)	Includes $6,082,555 of long-term capital gain distributions.
(2)	Includes $1,186,693 of long-term capital gain distributions.
(3)	Includes $27,190 of long-term capital gain distributions.
(4)	Includes $563,937 of long-term capital gain distributions.
(5)	Includes $110,868 of long-term capital gain distributions.
(6)	Includes $48,548 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	3/30/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	3/30/2017

*	Print the name and title of each signing officer under his or her signature.